Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Total	$ 7,827	$ 7,113	$ 6,680	$ 6,491
Mexico
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Total	5,746	5,757	5,459
Colombia
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Total	21	19	80
Brazil
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Total	$ 2,060	$ 1,337	$ 1,141